OPERATING LEASES - Charterhire and office rent expense (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Lease Liabilities, Payments Due [Abstract]
2020 (remaining six months)	$ 8,514
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,817
Total minimum lease payments	56,429
Less: Imputed interest	(7,298)
Present value of operating lease liabilities	$ 49,131	$ 56,387